Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

As of December 31, 2015 and 2014, property, plant and equipment consisted of the following:

	December 31,
(In millions)	2015	2014
Chemical manufacturing plants	$1,308.8	$1,299.5
Machinery and equipment	1,080.5	979.9
Buildings	134.7	141.5
Land and land improvements	156.5	158.0
Construction-in-progress	112.5	82.2

Property, plant and equipment, at cost	2,793.0	2,661.1
Less: accumulated depreciation	1,236.5	1,098.7

Property, plant and equipment, net	$1,556.5	$1,562.4